Significant Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Significant Balance Sheet Components [Abstract]
SIGNIFICANT BALANCE SHEET COMPONENTS

6. SIGNIFICANT BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Prepaid expenses	$1,200	$1,461
Deposits	46	149
Other current assets	1,347	1,893
Total prepaid expenses and other current assets	$2,593	$3,503

The Company has recorded $1.2 million and $1.8 million of Employee Retention Credits (“ERC”) as other current assets, which are included in prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2024 and 2023, respectively; and zero and $1.8 million in other income in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023, respectively. Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the ERC is a refundable payroll tax credit for businesses and tax-exempt organizations that were affected during the COVID-19 pandemic. Eligible businesses, both for-profit and not-for-profit, that experienced a “significant” decline in gross receipts in any quarter (more than 50% decrease in 2020 from 2019, and more than 20% in 2021) could receive a quarterly refundable payroll tax credit. The Company believes it has reasonably assured qualification and submitted for refunds under the ERC program.

Property and Equipment, net

Property and equipment, net as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Equipment	23	—
Total property and equipment	$23	$—
Less accumulated depreciation	(2)	—
Total property and equipment, net	$21	$—

Depreciation expense for the year ended December 31, 2024 was immaterial and for year ended December 31, 2023, was $1.1 million. The depreciation expense is presented within operating expenses. Depreciation expense is excluded from cost of revenue.

Other Non-Current Assets

Other non-current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Prepaid expenses, non-current	$3,474	$3,368
Total other non-current assets	$3,474	$3,368

The prepaid expenses, non-current balance as of December 31, 2024 and 2023 primarily represents the remaining balance of the upfront payment made by the Company in October 2022 for future technical services to be provided by Gingko Bioworks, Inc. (“Gingko”) (see Note 8 — Borrowings and Other Financing Arrangements).

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Accrued professional services	$2,091	$714
Accrued payroll and benefits	205	304
Accrued interest expense	659	9
Other accrued expenses	544	26
Total accrued expenses and other current liabilities	$3,499	$1,053